Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Revenue	$ 895,205	$ 960,159	$ 1,007,169	$ 1,040,514
Expenses
Selling, general and administrative expenses	153,914	313,659	430,917	624,624
Bad debt (recovery)		(143,039)		(143,039)
Direct costs	29,486	55,086	74,422	93,206
Development costs	46,972	80,002	104,693	337,436
Share-based payment	29,001	49,663	56,759	73,071
Depreciation – property and equipment	90,526	1,564	94,936	3,217
Total Expenses	349,899	356,935	761,727	988,515
Profit from Operations	545,306	603,224	245,442	51,999
Net Finance Charges
Interest expense	20,316	23,972	24,547	38,924
Foreign exchange (gain) / loss	4,457	(34,615)	7,324	(63,956)
Profit before Tax	520,553	613,867	213,571	77,031
Tax Expense	89,882	136,659	97,442	143,916
Net Profit / (Loss) for the Period	430,651	477,208	116,129	(66,885)
Other Comprehensive Income
Exchange differences on translating foreign operations gain / (loss)	(12,509)	854	(26,886)	636
Total Comprehensive Income / (Loss) Net of Tax	$ 418,142	$ 478,062	$ 89,243	$ (66,249)
Earnings per Share
Basic (in CAD per share)	$ 0.01	$ 0.01	$ 0	$ 0
Diluted (in CAD per share)	$ 0.01	$ 0.01	$ 0	$ 0
Weighted Average Number of Common Shares Outstanding
Basic (in shares)	35,529,132	35,529,132	35,529,132	35,529,132
Diluted (in shares)	41,465,152	35,529,132	41,736,582	35,529,132